Pensions and Other Benefits - Summary of Defined Benefit Pension Plan Assets Measured at Fair Value Using Unobservable Inputs (Detail) (Defined Benefit Plan, CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	2,754	1,112
Contributions	29	1,500
Disbursements	(333)	(64)
Net transfer out of Level 3	(116)
Net realized gains	67	23
Increase (decrease) in net unrealized gains	206	183
Ending Balance	2,607	2,754
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	847	779
Disbursements	(236)	(22)
Net realized gains	67	22
Increase (decrease) in net unrealized gains	(24)	68
Ending Balance	654	847
Infrastructure [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	314	333
Disbursements	(97)	(42)
Net realized gains		3
Increase (decrease) in net unrealized gains	(9)	20
Ending Balance	208	314
Absolute Return [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,593
Contributions	29	1,500
Net transfer out of Level 3	(116)
Net realized gains		(2)
Increase (decrease) in net unrealized gains	239	95
Ending Balance	1,745	1,593